Plainsboro China Fund
Investment Objective
The Plainsboro China Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Plainsboro China Fund
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares sold after holding them for 90 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Plainsboro China Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.30%
Total Annual Fund Operating Expenses		1.30%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Plainsboro China Fund	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal period October 11, 2011 (the Fund’s inception date) to August 31, 2012, the Fund’s portfolio turnover rate was 34.58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total net assets, which include borrowings for investment purposes, in the securities of issuers located in China and Taiwan.  China includes its administrative districts, such as Hong Kong.  A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

In selecting investments for the Fund’s portfolio, the Adviser utilizes a fundamental analysis of factors such as an issuer's financial condition and industry position.  The Adviser does not focus or rely on current stock market conditions and other macroeconomic factors when assessing potential investment opportunities.  The Adviser purchases securities for the Fund’s portfolio when the price appears low in relation to the value of the total enterprise taking into consideration balance sheet and earnings history.  For these reasons, the Adviser may seek investments in the securities of companies in industries that the Adviser believes to be temporarily depressed.

Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. The Fund may invest in fixed income securities of any maturity and credit quality, including sovereign and quasi-sovereign debt securities.

The Fund may invest in companies that have market capitalizations of any size that the Adviser believes are undervalued or have the potential for long-term growth.  At times when stocks of smaller capitalization companies present more attractive opportunities, the Fund may invest in these stocks without limitation.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.  The Fund may focus its investments in a particular market sector.

Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser, if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is intended for investors with a minimum investment horizon of 5 years.  Many factors affect the Fund’s net asset value and performance.

Management Risk: The main risk of investing in the Fund is that the Adviser’s strategy of investing in undervalued securities may fail. The Adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or undervalued stocks may be out of favor with investors. The Fund may underperform and you may lose money.

Stock Market Volatility: Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Issuer-Specific Risks: The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

Focused Portfolio and Non-Diversification Risk: The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund is subject to greater risk of loss if any of those securities become impaired.

Small and Medium Capitalization Stock Risk: Small and medium sized companies typically have less financial resources, more limited product lines and markets than larger companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.  Also, their securities may trade less frequently and in more limited volume with potentially greater price volatility and losses than those of larger, more mature companies.

Sector Risk: If the Fund’s portfolio is over weighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not over weighted in that sector.

Risks of Debt Securities: Risks associated with investments in fixed income securities include credit risk and interest rate risk.

Sovereign Debt Risk:  A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner maybe affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity.  The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. The Fund does not anticipate hedging currency risks at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging Markets: Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Chinese securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and maybe less liquid than the underlying securities listed on an exchange.

Risks Associated with China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, maybe adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Risks Associated with Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Risks Associated with Taiwan: The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Portfolio Turnover Risk: At times, the Fund may have a portfolio turnover rate that exceeds 100%.  A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.